Tax (Tables)	6 Months Ended
Jun. 30, 2021
Major components of tax expense (income) [abstract]
Disclosure of deferred taxes

	As at 30.06.21	As at 31.12.20
Deferred tax assets and liabilities	£m	£m
USA	1,908	2,049
Other territories	454	503
Deferred tax assets	2,362	2,552
Deferred tax liabilities – UK	(29)	(225)

Analysis of deferred tax assets
Temporary differences	1,591	1,841
Tax losses	771	711
Deferred tax assets	2,362	2,552